Investments (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Investments [Abstract]
Summary of Short and Long-term Investments

The following table summarizes the Company’s short and long-term investments as of December 31, 2014 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loss	Fair Value
Certificates of deposit	$15,000	$—	$—	$15,000
Corporate debt securities	15,266	2	(20)	15,248
Commercial paper	29,980	—	—	29,980
U.S. government and agency securities	3,549	1	(5)	3,545
	$63,795	$3	$(25)	$63,773

Schedule of fair value of Investments by contractual maturity	The fair value of the investments at December 31, 2014 by contractual maturity, are shown below (in thousands):

Due in one year or less	$55,115
Due after one year through two years	8,658

$63,773